Investment Manager
Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Adviser
Western Asset Management Company
Pasadena, CA

Board of Trustees
John F. Curley, Jr., Chairman
Edmund J. Cashman, Jr.
Nelson A. Diaz
Richard G. Gilmore
Arnold L. Lehman
Dr. Jill E. McGovern
G. Peter O'Brien
T. A. Rodgers
Edward A. Taber, III

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Boston, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart LLP
Washington, DC

Independent Auditors
Ernst & Young LLP
Philadelphia, PA

This report is not to be distributed unless preceded or accompanied by a prospectus.

               LEGG MASON WOOD WALKER, INCORPORATED

      -------------------------------------------------------

                         100 Light Street
              P.O. Box 1476, Baltimore, MD 21203-1476
                         410 - 539 - 0000

LMF-018
10/01

                                    ANNUAL REPORT
                                   AUGUST 31, 2001

                                      LEGG MASON
                                         CASH
                                       RESERVE
                                        TRUST

                               [LEGG MASON FUNDS LOGO]

                                Personalized Guidance.
                               Intelligent Choices.(SM)

To Our Shareholders,

  The Legg Mason Cash Reserve Trust now has $2.29 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

  As this letter is written on September 17, the Trust's annualized yield for the past 7 days is 2.90%* (an effective yield of 2.94% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 47 days.

  A complete listing of the Trust's portfolio holdings at August 31, 2001, appears in this report. You will note that approximately 83% of the Trust's portfolio was invested in U.S. government and agency securities and repurchase agreements fully secured by such securities.

  You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                         Legg Mason Cash Reserve Trust
                                 P.O. Box 1476
                         Baltimore, Maryland 21203-1476

  Please include your account number on any checks you send to us.

                                             Sincerely,

                                             /s/ JOHN F. CURLEY, JR.
                                             John F. Curley, Jr.
                                             Chairman

September 17, 2001

---------------

* The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Statement of Net Assets
Legg Mason Cash Reserve Trust
August 31, 2001
(Amounts in Thousands)

                                         Rate            Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------
Bank Notes -- 0.8%
Harris Trust & Savings Bank         4.41%                   4/9/02           $  9,000        $    8,999
Huntington National Bank            3.80%                  10/29/01             8,000             8,002(A)
                                                                                             ----------
Total Bank Notes (Identified Cost -- $17,001)                                                    17,001
-------------------------------------------------------------------------------------------------------
Certificates of Deposit -- 3.5%
Canadian Imperial Bank of
  Commerce - NY                     4.13%                   5/9/02             10,000             9,993(B)
National City Bank/Indiana          5.90%                   1/2/02             10,000            10,048
National City Bank/Kentucky         5.90%                   1/2/02             15,000            15,000
Rabobank Nederland                  4.24%                   6/18/02            15,000            14,998(B)
UBS AG Stamford                     3.805%                  7/29/02             5,000             5,000(B)
Wilmington Trust Company            3.70% to 6.65%    10/22/01 to 8/2/02       25,000            25,000
                                                                                             ----------
Total Certificates of Deposit (Identified Cost -- $80,039)                                       80,039
-------------------------------------------------------------------------------------------------------
Commercial Paper -- 0.5%
Unilever Capital Corp.              3.97%                   9/7/01             12,000            12,000(A,C)
                                                                                             ----------
Total Commercial Paper (Identified Cost -- $12,000)                                              12,000
-------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 6.6%
Bayer Corp.                         4.75%                   3/19/02            20,000            20,041(D)
Continental Cablevision, Inc.       8.50%                   9/15/01            10,000            10,006
Donaldson, Lufkin & Jenrette, Inc.  5.875%                  4/1/02             15,000            15,077
Eli Lilly and Company               4.70%                   3/22/02            19,500            19,541
GTE South, Inc.                     7.25%                   8/1/02              8,000             8,220
Morgan Stanley Dean Witter & Co.    4.0575%                12/17/01            15,000            15,009(A)
Province of Ontario                 7.75%                   6/4/02             22,500            23,145(B)
SBC Communications Inc.             4.25%                   6/5/02             13,500            13,511(C)
Toyota Motor Credit Corporation     5.50%                   9/17/01             8,000             8,001
Wal-Mart Stores, Inc.               6.875%                  8/1/02             14,000            14,383
Wells Fargo & Company               6.50%                   9/3/02              5,000             5,129
                                                                                             ----------
Total Corporate and Other Bonds (Identified Cost -- $152,063)                                   152,063
-------------------------------------------------------------------------------------------------------
Medium-Term Notes -- 3.9%
Citigroup Inc.                      7.45%                   6/6/02             15,000            15,372
General Motors Acceptance
  Corporation                       3.805%                  1/28/02             3,000             3,001(A)
International Lease Finance
  Corporation                       6.78%                   9/5/01             13,000            13,001
J.P. Morgan Chase & Co.             3.91625%                1/3/02             10,000            10,010(A)
John Deere Capital Corporation      3.66% to 3.72%     2/8/02 to 5/6/02        14,900            14,895(A)

                                         Rate            Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------
Medium-Term Notes -- Continued
Merrill Lynch & Co., Inc.           3.7425%                10/12/01          $ 15,000        $   15,001(A)
Merrill Lynch & Co., Inc.           5.71%                   1/15/02             8,000             8,015
Salomon Smith Barney Holdings Inc.  3.7475%                 1/24/02            10,000            10,008(A)
                                                                                             ----------
Total Medium-Term Notes (Identified Cost --$89,303)                                              89,303
-------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 65.4%
Fannie Mae                          3.42% to 4.625%   9/13/01 to 7/26/02      438,200           436,988
Farmer Mac                          3.48% to 3.53%    10/4/01 to 10/10/01      55,000            54,803
Federal Farm Credit Bank            3.57%                   9/6/01             50,000            49,975
Federal Home Loan Bank              3.37% to 4.90%     9/5/01 to 2/7/02       275,000           274,301
Freddie Mac                         3.37% to 3.65%    9/4/01 to 10/23/01      410,000           408,941
Sallie Mae                          3.57% to 6.11%    9/17/01 to 10/1/01       57,000            56,832
Tennessee Valley Authority          3.33% to 3.60%    9/7/01 to 10/30/01      218,000           217,396
                                                                                             ----------
Total U.S. Government and Agency Obligations (Identified
  Cost -- $1,499,236)                                                                         1,499,236
-------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 17.4%
J.P. Morgan Chase & Co.
  3.68%, dated 8/31/01, to be repurchased at $155,238 on 9/4/01
  (Collateral: $154,800 Sallie Mae Agency Bonds, 5%, due 6/30/04, value
  $156,379)                                                                   155,175           155,175
Merrill Lynch Government Securities, Inc.
  3.7%, dated 8/31/01, to be repurchased at $244,082 on 9/4/01 (Collateral:
  $30,000 Fannie Mae Agency Bonds, 6.25%, due 2/1/11, value $31,131;
  $190,615 U.S. Treasury Inflation-Indexed Securities, 3.375%, due 1/15/07,
  value $245,703)                                                             243,982           243,982
                                                                                             ----------
Total Repurchase Agreements
  (Identified Cost -- $399,157)                                                                 399,157
-------------------------------------------------------------------------------------------------------

Total Investments, at Amortized Cost and Value -- 98.1%                       2,248,799(E)
Other Assets Less Liabilities -- 1.9%                                            42,520
                                                                             ----------
NET ASSETS APPLICABLE TO 2,290,825 SHARES                                    $2,291,319
                                                                             ==========
NET ASSET VALUE PER SHARE                                                         $1.00
                                                                             ==========
---------------------------------------------------------------------------------------

(A)The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR). The coupon rates are as of August 31, 2001.

(B)Yankee Certificates of Deposit or Bonds -- Dollar-denominated certificates of deposit or bonds issued in the U.S. by foreign entities.

(C)Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold except to qualified institutional buyers. These securities represent 1.11% of net assets.

(D)The coupon rates shown on variable rate securities are the rates at August 31, 2001.

(E)Also represents cost for federal income tax purposes.

See notes to financial statements.

Statement of Operations
Legg Mason Cash Reserve Trust
For the Year Ended August 31, 2001
(Amounts in Thousands)

---------------------------------------------------------------------------------
Investment Income:
Interest                                                                 $117,007

Expenses:
Management fee                                                 $9,894
Distribution fee                                                2,133
Audit and legal fees                                               81
Custodian fee                                                     362
Registration fees                                                 168
Reports to shareholders                                           134
Transfer agent and shareholder servicing expense                1,667
Trustees' fees                                                     23
Other expenses                                                     51
                                                               ------
      Total expenses                                                       14,513
                                                                         --------
NET INVESTMENT INCOME                                                     102,494
NET REALIZED GAIN/(LOSS) ON INVESTMENTS                                       439
---------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                           $102,933
                                                                         ========

              ---------------------------------------------------

Statement of Changes in Net Assets
Legg Mason Cash Reserve Trust
(Amounts in Thousands)

                                                                For the Years Ended August 31,
                                                              -----------------------------------
                                                                    2001              2000
-------------------------------------------------------------------------------------------------
Change in Net Assets:
Net investment income                                            $  102,494        $   96,035
Net realized gain/(loss) on investments                                 439                (2)
                                                                 ----------        ----------
Change in net assets resulting from operations                      102,933            96,033
Distributions to shareholders from net investment income           (102,494)          (96,035)
Change in net assets from Trust share transactions                  340,861           172,801
                                                                 ----------        ----------
Change in net assets                                                341,300           172,799

Net Assets:
Beginning of year                                                 1,950,019         1,777,220
-------------------------------------------------------------------------------------------------
End of year                                                      $2,291,319        $1,950,019
                                                                 ==========        ==========

See notes to financial statements.

Financial Highlights
Legg Mason Cash Reserve Trust

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                                          Ratios/Supplemental Data
                                                                              -------------------------------------------------
                                                                                                       Net
                         Net Asset                Distributions   Net Asset                         Investment    Net Assets,
                          Value,        Net         From Net       Value,               Expenses      Income         End of
                         Beginning   Investment    Investment      End of     Total    to Average   to Average        Year
                          of Year      Income        Income         Year      Return   Net Assets   Net Assets   (in millions)
-------------------------------------------------------------------------------------------------------------------------------
Years Ended Aug. 31,
    2001                   $1.00        $.05(A)       $(.05)        $1.00     4.89%       .67%(A)     4.74%(A)       $2,291
    2000                    1.00         .05(A)        (.05)         1.00     5.36%       .68%(A)     5.25%(A)        1,950
    1999                    1.00         .04           (.04)         1.00     4.46%       .75%        4.37%           1,777
    1998                    1.00         .05           (.05)         1.00     4.96%       .78%        4.86%           1,423
    1997                    1.00         .05           (.05)         1.00     4.84%       .75%        4.73%           1,343
-------------------------------------------------------------------------------------------------------------------------------

(A)Net of fees waived by Legg Mason Wood Walker, Inc. of 0.05% of the 12b-1 service fee. If no fees had been waived by Legg Mason, the annualized ratio of expenses to average daily net assets for the years ended August 31, 2001 and 2000, would have been 0.72% and 0.73%, respectively.

See notes to financial statements.

              ---------------------------------------------------

Notes to Financial Statements
Legg Mason Cash Reserve Trust
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

     The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with accounting principles generally accepted in the United States.

Security Valuation

     Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Dividends to Shareholders

     Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At August 31, 2001, dividends payable of $3,060 were accrued.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The Trust adopted the Guide on January 1, 2001. There was no impact on the Trust as a result of the adoption of the Guide.

Investment Transactions

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

--------------------------------------------------------------------------------

Federal Income Taxes

     No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

Use of Estimates

     Preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Repurchase Agreements:

     All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies, and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Trust's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

     The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. Management fees of $875 were payable to LMFA at August 31, 2001.

     Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA (not the Trust) pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA. For the year ended August 31, 2001, the advisory fee was $2,968.

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed to waive 0.05% of the fee indefinitely. Distribution and service fees of $190 were payable to Legg Mason at August 31, 2001.

     Legg Mason also has an agreement with the Trust's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $640 for the year ended August 31, 2001.

     The Adviser, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:

     The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 2001, net assets consisted of paid-in capital of $2,290,825 and accumulated net realized gain of $494. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                      Reinvestment
                                          Sold      of Distributions   Repurchased   Net Change
-----------------------------------------------------------------------------------------------
Year Ended August 31, 2001             $6,163,268       $101,521       $(5,923,928)   $340,861
Year Ended August 31, 2000              5,826,918         91,397        (5,745,514)    172,801

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Beneficial Shareholders of
Legg Mason Cash Reserve Trust:

     We have audited the accompanying statement of net assets of the Legg Mason Cash Reserve Trust (the "Trust") as of August 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Cash Reserve Trust at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                  [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
September 26, 2001